Investment Strategy - Amplify Ethereum Max Income Covered Call ETF	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund seeks to participate in the price return of ether (“Ether Price”) and to generate a high level of annualized option premium by selling options on U.S.-regulated ETFs that provide price exposure to ether (“Ethereum ETPs”). As further described below, the Fund expects to sell call options that are approximately 5-10% “out of the money,” with targeted maturities of one week or less, on Ethereum ETPs that hold ether directly (“Ethereum Spot ETFs”) and/or Ethereum ETPs that derive exposure to ether through investments in exchange-traded futures contracts that utilize ether as a reference asset (“Ethereum Futures ETFs”). The Fund expects to make distributions from the income generated from its call writing strategy on a monthly basis. Amplify Investments LLC (“Amplify Investments” or the “Adviser”) serves as the investment adviser to the Fund. Kelly Strategic Management, LLC (doing business as Kelly Intelligence) (“Kelly Intelligence”) and Penserra Capital Management LLC (“Penserra,” together with Kelly Intelligence, the “Sub-Advisers”) serve as investment sub-advisers to the Fund.

Please note that there is no guarantee the Fund will achieve its investment objective in any given investment period. Additionally, there is no guarantee that the Fund will make a distribution in any given period.

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that provide exposure to the Ether Price. The Fund’s holdings are described below:

Principal Holdings
Portfolio Holdings	Investment Description	Expected Maturity
Long Exposure
Shares of Ethereum Spot ETFs	A portion of the Fund’s long exposure to the Ether Price may come through the Fund owning shares of the Ethereum Spot ETFs.	N/A
Ethereum ETP Options

The Fund will use options that reference an Ethereum Spot ETF and/or Ethereum Futures ETF (each, an “Ethereum ETP Option” and collectively, the “Ethereum ETP Options”) for synthetic exposure to the corresponding Ethereum ETP. The Fund may use the combination of purchasing call options and selling put options generally in the same amount, at the same strike price with the same expiration or may purchase an in-the-money call option. This synthetically creates the upside and downside participation in the Ether Price, as represented by the Ethereum ETP.

1 year or less
Covered Call Writing
Ethereum ETP Options

Call options are sold on corresponding Ethereum Spot ETFs or Ethereum Futures ETFs approximately 5-10% “out-of-the-money” (i.e. the strike price is above the strike price of the corresponding sold call) to generate an annualized premium.

One week or less
U.S. Treasuries
U.S Treasuries and Cash	Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government. These instruments are used as collateral for the Ethereum ETP Options.	1-month to 2-year maturities

Ether Price Exposure. The Fund will obtain investment exposure to the Ether Price by investing in Ether Spot ETFs that provide investment exposure to the Ether Price or by buying and selling a combination of Ethereum ETP Options that reference an Ethereum Spot ETF and/or Ethereum Futures ETF. Ethereum Spot ETFs are exchange-traded investment products not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), that reflect the price of ether, before fees and expenses, by purchasing and storing ether in a digital vault (a secure, institutional-grade storage solution used to safeguard the Ethereum assets backing the Ethereum Spot ETF) and issuing exchange-listed shares that correspond to the price of ether it holds and trade intra-day on a national securities exchange. Ethereum Spot ETFs are passively managed and their sponsors do not actively manage the exposure to ether held by the Ethereum Spot ETF. Ethereum Futures ETFs are exchange-traded investment products registered under the 1940 Act that seek investment results that correspond to the performance of ether primarily through investments in ether futures contracts. Ethereum Futures ETFs are actively managed and invest in ether futures contracts in order to gain price exposure to ether. Additional information regarding the Ethereum ETPs is available in “Additional Information Regarding the Fund’s Principal Investment Strategies.”

The Fund expects to invest in shares of the Ethereum Spot ETFs indirectly through a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the Subsidiary. Because the Fund intends to qualify for treatment as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at each quarter end of the Fund’s fiscal year. See “Cayman Subsidiary” below for additional information.

In addition to its investments in Ethereum Spot ETFs, the Fund expects to also obtain exposure to the Ether Price by buying and selling a combination of Ethereum ETP Options that reference an Ethereum Spot ETF and/or an Ethereum Futures ETF. In general, put options give the holder (i.e., the buyer) the right to sell an asset (or deliver the cash value of the asset, in case of certain put options) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the asset, in case of certain put options) at a certain defined price (the “strike price”). Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the asset, in case of certain call options) at a certain defined strike price. The Fund’s options exposure to the Ethereum ETPs is considered to be “synthetic.” The synthetic exposure may be created through the combination of purchasing call options and selling put options generally in the same amount, at the same strike price with the same expiration. This combination synthetically creates the upside and downside participation in the Ether Price, as represented by the Ethereum ETP. The Fund will primarily gain exposure to increases in value experienced by the Ethereum ETP through the purchase of call options. As a buyer of these options, the Fund pays a premium to the seller of the options. The Fund will primarily gain exposure to decreases in the Ether Price experienced by the Ethereum ETP through the sale of put options. As the seller of these options, the Fund receives a premium from the buyer of the options. In combination, the purchased call and sold put options generally provide exposure to the Ether Price both on the upside and downside. Alternatively, the Fund may purchase an in-the-money call option to synthetically participate in the upside and downside participation in the Ether Price as represented by the Ethereum ETP.

Option Income. The Fund seeks to generate income via option premiums the Fund receives by selling Ethereum ETP Options contracts on the Ethereum Spot ETFs and/or Ethereum Futures ETFs. The Fund will target options contracts with a one week or less expiration. The Fund sells call option contracts at approximately 5-10% above the then-current value of an Ethereum ETP, also known as “out-of-the-money.” By selling out-of-the-money call options, the Fund will participate in any gains of the Ether Price up to the strike price of the sold call option contract and will forfeit any of the upside market appreciation (if any) experienced by the Ethereum ETP for which the options are written in exchange for premium received. This strategy effectively converts a portion of the potential upside Ether Price return growth into current income.

To maximize income, the Fund intends to sell call option contracts on the full amount of its Ethereum ETP price exposure. Because the Fund will fully cover the upside price exposure to an Ethereum ETP, the Fund’s potential upside to the Ethereum ETP’s price will be completely capped at the sold call Ethereum ETP Options strike price, meaning the Fund may forgo all price returns experienced by the Ethereum ETP beyond the strike price in exchange for income received in the form of call option premium. In a traditional covered call strategy, an investor (such as the Fund) writes a call option on a security it owns. However, the Fund expects to derive exposure to Ethereum ETPs through the use of Ethereum ETP Options that use the Ethereum ETPs as the reference asset. This distinction causes the Fund’s strategy to be commonly referred to as a “synthetic covered call strategy” as opposed to a traditional covered call strategy, because the Fund expects to have synthetic exposure to the Ether Price through Ethereum ETP Options. The Fund retains the flexibility to employ either the traditional covered call strategy or the synthetic covered call strategy. See “Option Contracts Risk — Call Option Strategy Risk” below for additional risks associated with the Fund’s call option writing strategy. Notwithstanding any distributions of premium income or the realization of the Fund’s options strategies, shareholders may still experience losses if the Fund’s investment exposure to Ethereum ETPs performs poorly. The Fund currently expects to make distributions on a monthly basis, a portion of which may be considered return of capital. Distributions in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital. Return of capital reduces a shareholder’s costs basis in the Fund’s shares and will reduce the Fund’s NAV per share. The Fund is not targeting a specific rate of distribution.

The Fund intends to utilize traditional exchange-traded options contracts and/or FLexible EXchange® Options (“FLEX Options”). The Fund will only invest in options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC. Option contracts can either be “American” style or “European” style. The Fund utilizes European style option contracts, which may only be exercised by the holder of the option contract on the expiration date of such option contract and settled in cash. Therefore, if the price of the Ethereum ETP exceeds the strike price, and the option contract is exercised, the Fund will be obligated to deliver the cash value of the difference between the then current price of the Ethereum ETP and the strike price for the number of shares contemplated by the option contract.

The Fund will invest its remaining assets in U.S. Treasuries, cash or cash-like investments. The Fund does not invest directly in ether.

Examples:

The following table provides an overview of the Fund’s anticipated performance versus various changes in the share price of an Ethereum ETP when the call option strategy is employed for the duration of the Ethereum ETP Options contracts.

Overview of anticipated performance in various market conditions
A rise in share price of the Ethereum ETP that does not exceed the strike price of the sold calls at expiration	Increase in the Fund NAV and outperformance vs the Ethereum ETP	In targeting strike prices that are 5-10% “out-of-the-money” on a weekly basis the Fund should participate in the upside on the first 5-10% rise in share price of the Ethereum ETP
A slight decline in share price of the Ethereum ETP or flat performance	Increase or flat Fund NAV and outperformance vs the Ethereum ETP
A significant decline in share price of the Ethereum ETP	Decline in the Fund NAV and outperformance vs the Ethereum ETP
A significant rise in share price of the Ethereum ETP that exceeds the strike price of the sold calls at expiration	Increase in the Fund NAV and underperformance vs the Ethereum ETP

In targeting strike prices that are 5-10% “out-of-the-money” on a weekly basis the Fund should participate in the upside on the first 5-10% rise in share price of the Ethereum ETPs. Beyond the first 5-10% increase the Fund would not participate in the upside because 100% of the Ethereum ETP shares are expected to be covered.

Based on market conditions as of the date of this Prospectus, the anticipated annualized option premium range is between 50% – 80% (between 4.5-6.5% monthly). Given market volatility, the actual annualized option premium received may be significantly higher or lower than the stated range. To further illustrate, the following scenarios compare the potential outcomes of the Fund’s strategy:

Scenario 1:

•        Ethereum ETP share price: $100

•        Strike Price of Sold Covered Call: $105

•        Premium Received: $1.50

•        Percent of long exposure Ethereum ETP shares covered: 100%

•        Annualized Option Premium: 78%

Outcome: The Fund would participate on the first 5% of upside on the entire portfolio until the sold call option expires. The Fund also retains the initial $1.50 premium. Any remaining upside participation on the price returns of the Ethereum ETP would be forfeited.

Scenario 2:

•        Ethereum ETP share price: $100

•        Strike Price of Sold Covered Call: $110

•        Premium Received: $1.00

•        Percent of long Ethereum ETP shares covered: 100%

•        Annualized Option Premium: 52%

Outcome: The Fund would participate on the first 10% of upside on the entire portfolio until the sold call option expires. The Fund also retains the initial $1.00 premium. Any remaining upside participation on the price returns of the Ethereum ETP would be forfeited.

Ether. Ether is a digital asset that is created and transmitted through the operations of the online, peer-to-peer Ethereum network, a decentralized network of computers that operates on cryptographic protocols. No single entity owns or operates the Ethereum network, the infrastructure of which is collectively maintained by a decentralized user base. The Ethereum network allows people to exchange tokens of value, called “ether” or “ETH,” which are recorded on a public transaction ledger known as a blockchain. Ether can be used to pay for goods and services, including computational power on the Ethereum network, or it can be converted to fiat currencies, such as the U.S. dollar, at rates determined on digital asset trading platforms or in individual end-user-to-end-user transactions under a barter system. Furthermore, the Ethereum network also allows users to write and implement smart contracts — that is, general-purpose code that executes on every computer in the network and can instruct the transmission of information and value based on a sophisticated set of logical conditions. Using smart contracts, users can create markets, store registries of debts or promises, represent the ownership of property, move funds in accordance with conditional instructions and create digital assets other than ether on the Ethereum network. Smart contract operations are executed on the Ethereum blockchain in exchange for payment of ether. The Ethereum network is one of a number of projects intended to expand blockchain use beyond just a peer-to-peer money system.

The Ethereum network is decentralized in that it does not require governmental authorities or financial institution intermediaries to create, transmit or determine the value of ether. Rather, following the initial distribution of ether, ether is created, burned and allocated by the Ethereum network protocol through a process that is currently subject to an issuance and burn rate. Among other things, ether is used to pay for transaction fees and computational services (i.e., smart contracts) on the Ethereum network; users of the Ethereum network pay for the computational power of the machines executing the requested operations with ether. Requiring payment in ether on the Ethereum network incentivizes developers to write quality applications and increases the efficiency of the Ethereum network because wasteful code costs more. It also ensures that the Ethereum network remains economically viable by compensating people for their contributed computational resources. Unlike other digital assets, such as ether, which are solely created through a progressive mining process, 72.0 million ether or “ETH” were created in connection with the launch of the Ethereum network.

Cayman Subsidiary. The Fund invests in the Ethereum Spot ETFs indirectly by investing a portion of its assets in the Subsidiary. The Subsidiary and the Fund will have the same investment adviser, investment sub-advisers and investment objective. The Subsidiary will also follow the same general investment policies and restrictions as the Fund. Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the Subsidiary. The Fund complies with the provisions of the Investment Company Act of 1940, as amended (the “1940 Act”) governing investment policies and capital structure and leverage on an aggregate basis with the Subsidiary. Furthermore, the Adviser, as the investment adviser to the Subsidiary, complies with the provisions of the 1940 Act relating to investment advisory contracts as it relates to its advisory agreement with the Subsidiary. The Subsidiary also complies with the provisions of the 1940 Act relating to affiliated transactions and custody. Because the Fund intends to qualify for treatment as a RIC under the Code, the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter end of the Fund’s fiscal year. In order to continue to qualify as a RIC, the Fund will have to reduce its exposure to the Subsidiary on or around the end of each of the Fund’s fiscal quarter ends. At other times of the year, the Fund’s investments in the Subsidiary may significantly exceed 25% of the Fund’s total assets.

Diversification Status. The Fund is classified as a “non-diversified company” under the 1940 Act.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that provide exposure to the Ether Price.